Changes in Accounting Policies - Summary of Reclassification of Financial Instruments (Detail) kr in Millions	Jan. 01, 2018 SEK (kr)
IFRS9 [member]
Financial assets
Trade receivables	kr 46,865
Interest-bearing securities - other	266
Cash equivalents - other	3,136
IFRS9 [member] | Instruments at fair value through profit or loss [member]
Financial assets
Interest-bearing securities - managed on a fair value basis	25,433
Customer finance	3,931
Interest-bearing securities - held for trading	6,118
Other investments in shares and participations	1,279
Other financial investments 2)	820
Derivatives 3)	1,293
Cash equivalents - held for trading	14,345
IFRS9 [member] | Financial liabilities at designated fair value through profit or loss, category [member]
Financial liabilities
Borrowings - managed on a fair value basis	28,802
Derivatives 3)	926
IFRS9 [member] | Instruments at amortized cost [member]
Financial liabilities
Borrowings - other	4,274
Trade payables	26,320
IAS 39 [member] | Instruments at fair value through profit or loss [member]
Financial assets
Interest-bearing securities - held for trading	6,118
Other financial investments 2)	820
Derivatives 3)	1,293
Cash equivalents - held for trading	14,345
IAS 39 [member] | Loans and receivables [member]
Financial assets
Customer finance	3,931
Trade receivables	48,105
Interest-bearing securities - other	266
Cash equivalents - other	3,136
IAS 39 [member] | Available for sale [member]
Financial assets
Interest-bearing securities - managed on a fair value basis	25,433
Other investments in shares and participations	1,279
IAS 39 [member] | Financial liabilities at designated fair value through profit or loss, category [member]
Financial liabilities
Derivatives 3)	926
IAS 39 [member] | Instruments at amortized cost [member]
Financial liabilities
Borrowings - managed on a fair value basis	28,771
Borrowings - other	4,274
Trade payables	kr 26,320